Expense Example - StrategicAdvisersShortDurationFund-PRO - StrategicAdvisersShortDurationFund-PRO - Strategic Advisers Short Duration Fund - Strategic Advisers Short Duration Fund	Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 25
3 years	96
5 years	214
10 years	$ 557